Transactions with directors and key management (Tables)	12 Months Ended
Dec. 31, 2019
Transactions with directors and key management
Schedule of transactions with directors and key management

	2019	2018
	£000	£000
Loans to customers	1,662	1,544
Customer deposits	37,727	31,361